Grants and other liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Type	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 02, 2013 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 1,087,553	$ 1,150,805
Other liabilities	554,199	507,321
Grant and other non-current liabilities	$ 1,641,752	1,658,126
Number of grant types | Type	2
Income from grants	$ 59,142	59,421	$ 59,707
Finance lease liabilities	87,900	92,000
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	59,000	59,300
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	707,000	739,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	379,000	410,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Grant and other non-current liabilities	380,000	358,000
Class A membership investment				$ 300,000
Finance lease liabilities	54,000	57,000
Dismantling provision	$ 60,000	$ 57,000